VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.0%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 2,780	$ 1,979
3.250%, 5/15/42	235	191
3.000%, 8/15/48	4,330	3,163
2.000%, 2/15/50	2,045	1,188
1.375%, 8/15/50	12,795	6,239
1.875%, 2/15/51	5,255	2,922
2.250%, 2/15/52	35	21
2.875%, 5/15/52	2,335	1,633
3.625%, 2/15/53	425	345
3.625%, 5/15/53	3,840	3,122
4.125%, 8/15/53	940	837
4.250%, 2/15/54	6,645	6,062
4.625%, 5/15/54	3,870	3,760
Total U.S. Government Securities (Identified Cost $42,438)		31,462

Foreign Government Securities—0.9%
Abu Dhabi Government International Bond
144A 5.000%, 4/30/34(1)(2)	80	80
144A 3.875%, 4/16/50(1)	95	73
Costa Rica Government
144A 6.550%, 4/3/34(1)	65	66
144A 7.300%, 11/13/54(1)	40	41
Dominican Republic 144A 4.875%, 9/23/32(1)	417	372
Federative Republic of Brazil
6.000%, 10/20/33	395	368
7.125%, 5/13/54	65	60
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(1)	340	218
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	95	97
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	110	90
Oman Government International Bond
144A 7.375%, 10/28/32(1)	175	193
144A 6.750%, 1/17/48(1)	60	61
Republic of Colombia 8.000%, 11/14/35	230	231
Republic of Guatemala 144A 6.600%, 6/13/36(1)	130	129
Republic of Indonesia 5.100%, 2/10/54(2)	252	232
Republic of Ivory Coast 144A 8.250%, 1/30/37(1)	120	117
Republic of Panama 8.000%, 3/1/38	546	547
Republic of Paraguay 144A 6.000%, 2/9/36(1)	90	89
Republic of Philippines 4.750%, 3/5/35	150	142
Republic of Poland 4.875%, 10/4/33	275	264
Republic of Serbia 144A 6.500%, 9/26/33(1)	76	78
	Par Value	Value

Foreign Government Securities—continued
Republic of South Africa
5.875%, 6/22/30	$ 135	$ 129
5.650%, 9/27/47	35	26
Republic of Turkiye
9.125%, 7/13/30	255	282
7.625%, 5/15/34	270	274
6.625%, 2/17/45	80	67
Republica Orient Uruguay 4.975%, 4/20/55	78	69
Romania Government International Bond 144A 5.875%, 1/30/29(1)	465	453
Saudi International Bond
144A 4.875%, 7/18/33(1)	250	242
144A 4.500%, 10/26/46(1)	110	89
State of Qatar 144A 3.750%, 4/16/30(1)	225	214
United Mexican States
6.350%, 2/9/35	130	127
6.000%, 5/7/36	245	230
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	45	44
Total Foreign Government Securities (Identified Cost $6,061)		5,794

Mortgage-Backed Securities—10.5%
Agency—3.5%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	31	31
Pool #A62213 6.000%, 6/1/37	62	64
Pool #SD5594 5.500%, 7/1/53	1,127	1,114
Pool #SD5856 3.500%, 1/1/54	3,018	2,672
Pool #SD8309 6.000%, 3/1/53	3,462	3,479
Pool #SD8350 6.000%, 8/1/53	971	977
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	9	9
Pool #310041 6.500%, 5/1/37	69	73
Pool #735061 6.000%, 11/1/34	73	76
Pool #880117 5.500%, 4/1/36	2	2
Pool #909092 6.000%, 9/1/37	4	4
Pool #909175 5.500%, 4/1/38	48	48
Pool #909220 6.000%, 8/1/38	36	37
Pool #929625 5.500%, 6/1/38	58	58
Pool #938574 5.500%, 9/1/36	41	42
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #972569 5.000%, 3/1/38	$ 58	$ 58
Pool #CB6857 4.500%, 8/1/53	947	892
Pool #FS4438 5.000%, 11/1/52	1,663	1,610
Pool #FS6679 6.000%, 12/1/53	1,611	1,619
Pool #FS7751 4.000%, 3/1/53	2,260	2,068
Pool #FS8791 6.000%, 8/1/54	745	750
Pool #MA4785 5.000%, 10/1/52	1,463	1,417
Pool #MA4805 4.500%, 11/1/52	977	920
Pool #MA4980 6.000%, 4/1/53	1,625	1,635
Pool #MA5072 5.500%, 7/1/53	917	907
Pool #MA5385 4.000%, 6/1/54	2,265	2,072
		22,634

Non-Agency—7.0%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(3)	824	831
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(3)	1,115	1,054
2021-A, A1 144A 1.065%, 9/25/65(1)(3)	340	297
2022-B, A1 144A 3.500%, 3/27/62(1)(3)	966	916
AMSR Trust 2020-SFR2, C 144A 2.533%, 7/17/37(1)	750	739
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(3)	227	215
2022-5, A1 144A 4.500%, 5/25/67(1)(3)	622	604
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(3)	372	345
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	93	89
2019-2, A1 144A 3.347%, 4/25/49(1)(3)	653	625
2022-1, A1B 144A 3.269%, 12/25/56(1)(3)	670	601
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.317%, 3/15/37(1)(3)	750	710
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.695%, 7/15/37(1)(3)	591	585
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	155	155
	Par Value	Value

Non-Agency—continued
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.295%, 4/15/37(1)(3)	$ 600	$ 602
BX Commercial Mortgage Trust 2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 6.358%, 2/15/39(1)(3)	185	185
BX Trust
2019-OC11, D 144A 3.944%, 12/9/41(1)(3)	1,379	1,254
2022-CLS, A 144A 5.760%, 10/13/27(1)	580	583
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.017%, 9/15/38(1)(3)	400	402
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	114	102
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	255	230
CHL Mortgage Pass-Through Trust 2004-6, 1A2 6.668%, 5/25/34(3)	95	94
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(3)	650	604
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(1)(3)	154	150
COLT Mortgage Loan Trust
2022-5, A1 144A 4.550%, 4/25/67(1)(3)	1,174	1,145
2023-4, A1 144A 7.163%, 10/25/68(1)(3)	157	159
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(1)	965	932
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	295	264
2020-3, A 144A 1.358%, 8/15/53(1)	177	171
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(3)	220	214
2020-NQM1, A1 144A 2.208%, 5/25/65(1)(3)	52	48
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	229	203
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	21	21
2022-1, A1 144A 2.206%, 1/25/67(1)(3)	328	283
Fashion Show Mall LLC 2024-SHOW, A 144A 5.104%, 10/10/41(1)(3)	505	497
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(1)	645	627
2021-SFR1, D 144A 2.189%, 8/17/38(1)	420	399
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(3)	74	66
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(3)	273	242

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(3)	$ 565	$ 504
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(3)	1,191	1,198
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(3)	1,281	1,250
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.797%, 10/5/39(1)(3)	690	698
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	13	12
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	35	30
2017-4, A3 144A 3.500%, 11/25/48(1)(3)	80	71
2017-5, A1 144A 5.214%, 10/26/48(1)(3)	28	28
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 5.203%, 4/25/46(1)(3)	1,078	1,066
MetLife Securitization Trust 2017-1A, M1 144A 3.449%, 4/25/55(1)(3)	860	753
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(3)	891	886
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(3)	309	293
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(1)(3)	359	315
2019-1, M2 144A 3.500%, 10/25/69(1)(3)	509	459
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	575	596
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C22, AS 3.561%, 4/15/48	835	807
2015-C25, A4 3.372%, 10/15/48	590	585
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	723	665
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	123	118
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	74	70
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	35	33
2016-3A, B1 144A 4.000%, 9/25/56(1)(3)	720	690
2016-4A, A1 144A 3.750%, 11/25/56(1)(3)	26	24
2016-4A, B1A 144A 4.500%, 11/25/56(1)(3)	392	376
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	55	53
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(3)	660	575
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(3)	88	82
	Par Value	Value

Non-Agency—continued
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(3)	$ 347	$ 288
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(3)	545	501
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(1)(3)	168	167
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(1)	450	436
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	193	163
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(3)	210	178
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(3)	300	302
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(1)	570	568
2024-CNTR, C 144A 6.471%, 11/13/41(1)	295	298
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(3)	43	41
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(1)(3)	780	652
Towd Point Mortgage Trust
2016-4, B1 144A 4.025%, 7/25/56(1)(3)	585	558
2017-1, M1 144A 3.750%, 10/25/56(1)(3)	185	180
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	560	533
2018-6, A1B 144A 3.750%, 3/25/58(1)(3)	420	400
2018-6, A2 144A 3.750%, 3/25/58(1)(3)	1,270	1,151
2019-1, A1 144A 3.750%, 3/25/58(1)(3)	286	274
2019-2, A2 144A 3.750%, 12/25/58(1)(3)	500	446
2019-4, A2 144A 3.250%, 10/25/59(1)(3)	650	581
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 6.053%, 5/25/58(1)(3)	215	219
2020-MH1, A2 144A 2.500%, 2/25/60(1)(3)	1,115	1,045
2021-1, A2 144A 2.750%, 11/25/61(1)(3)	1,265	1,035
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	435	424
2020-SFR2, D 144A 2.281%, 11/17/39(1)	880	800
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	515	494
Verus Securitization Trust
2022-4, A1 144A 4.474%, 4/25/67(1)(3)	344	340
2022-5, A1 144A 3.800%, 4/25/67(1)(3)	695	649

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2022-6, A3 144A 4.910%, 6/25/67(1)(3)	$ 453	$ 447
2022-7, A1 144A 5.152%, 7/25/67(1)(3)	547	543
2023-8, A1 144A 6.259%, 12/25/68(1)(3)	702	707
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(1)	71	66
2021-1R, A1 144A 1.280%, 5/25/56(1)	148	136
2022-1, A2 144A 5.850%, 8/25/57(1)(3)	331	330
		44,432

Total Mortgage-Backed Securities (Identified Cost $69,651)		67,066

Asset-Backed Securities—4.1%
Automobiles—1.4%
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(1)	218	219
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	373	371
Carvana Auto Receivables Trust
2020-P1, B 0.920%, 11/9/26	775	763
2021-N3, D 1.580%, 6/12/28	131	126
2023-N4, C 144A 6.590%, 2/11/30(1)	585	601
Credit Acceptance Auto Loan Trust 2022-1A, A 144A 4.600%, 6/15/32(1)	230	230
DT Auto Owner Trust 2023-1A, B 144A 5.190%, 10/16/28(1)	849	849
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	251	254
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	174	174
2022-1A, C 144A 3.130%, 5/15/28(1)	685	674
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(1)	15	15
2020-4, C 144A 1.280%, 2/16/27(1)	24	24
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(1)	447	445
GLS Auto Receivables Issuer Trust 2024-2A, C 144A 6.030%, 2/15/30(1)	590	602
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	710	704
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(1)	187	186
2024-2A, A2 144A 5.990%, 5/15/29(1)	444	449
	Par Value	Value

Automobiles—continued
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	$ 324	$ 328
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(1)	310	311
Tricolor Auto Securitization Trust 2024-2A, C 144A 6.930%, 4/17/28(1)	700	712
Westlake Automobile Receivables Trust
2024-1A, B 144A 5.550%, 11/15/27(1)	554	559
2024-2A, B 144A 5.620%, 3/15/30(1)	715	724
		9,320

Consumer Loans—0.2%
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	495	502
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	586	568
		1,070

Credit Card—0.1%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(1)	585	592
Other—2.4%
Affirm Asset Securitization Trust
2024-B, A 144A 4.620%, 9/15/29(1)	95	95
2024-X2, A 144A 5.220%, 12/17/29(1)	275	275
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	390	399
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(1)	407	393
2020-AA, B 144A 2.790%, 7/17/46(1)	690	658
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(1)	324	327
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(1)	585	577
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	417	398
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	382	374
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(1)	241	243
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	114	111
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(1)	200	186
2023-2A, A 144A 6.530%, 6/15/49(1)	336	346
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	874	831
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	466	461

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	$ 560	$ 549
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(1)	430	439
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	197	198
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	241	231
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	466	410
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	581	556
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(1)	357	355
2024-A, A2 144A 5.150%, 12/15/31(1)	595	596
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(1)	400	410
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	570	571
PRET LLC 2024-NPL4, A1 144A 6.996%, 7/25/54(1)(3)	405	406
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	145	139
RCKT Mortgage Trust 2024-CES1, A1A 144A 6.025%, 2/25/44(1)(3)	401	403
Retained Vantage Data Centers Issuer LLC 2024-1A, A2 144A 4.992%, 9/15/49(1)	800	776
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	620	618
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(1)(3)	811	813
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	590	597
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	298	293
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	595	581
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	590	568
		15,183

Total Asset-Backed Securities (Identified Cost $26,318)		26,165

Corporate Bonds and Notes—10.9%
Communication Services—0.2%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	54	54
144A 4.750%, 3/1/30(1)	250	228
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	275	272
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	490	477
Sprint Capital Corp. 8.750%, 3/15/32	340	406
	Par Value	Value

Communication Services—continued
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(1)	$ 25	$ 25
		1,462

Consumer Discretionary—0.5%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	445	434
Ashtead Capital, Inc.
144A 5.500%, 8/11/32(1)	255	252
144A 5.950%, 10/15/33(1)	375	379
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	275	249
Ford Motor Co. 3.250%, 2/12/32	286	238
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	341	319
Newell Brands, Inc. 6.375%, 9/15/27	250	251
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	230	238
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	320	309
Tapestry, Inc. 5.500%, 3/11/35	185	180
		2,849

Consumer Staples—0.4%
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	515	506
BAT Capital Corp. 7.750%, 10/19/32	450	510
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	500	476
Philip Morris International, Inc. 4.900%, 11/1/34	460	442
Pilgrim’s Pride Corp. 6.250%, 7/1/33	463	472
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	255	250
		2,656

Energy—1.2%
Adnoc Murban Rsc Ltd. 144A 4.500%, 9/11/34(1)	95	89
Aker BP ASA
144A 5.125%, 10/1/34(1)	240	225
144A 5.800%, 10/1/54(1)	240	217
BP Capital Markets plc 4.875% (4)	800	762
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	230	236
144A 6.544%, 11/15/53(1)	165	173
144A 6.714%, 8/15/63(1)	55	58
CrownRock LP 144A 5.000%, 5/1/29(1)	270	273
Diamondback Energy, Inc. 5.900%, 4/18/64	385	362

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Energy Transfer LP
Series G 7.125%(4)	$ 120	$ 121
Series H 6.500%(4)	290	290
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	785	670
Genesis Energy LP 8.875%, 4/15/30	370	377
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	445	501
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	105	101
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	260	260
Occidental Petroleum Corp. 6.200%, 3/15/40	340	335
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	370	380
Petroleos Mexicanos
6.500%, 3/13/27	240	231
7.690%, 1/23/50	115	87
Plains All American Pipeline LP 5.700%, 9/15/34	355	354
QatarEnergy 144A 2.250%, 7/12/31(1)	185	155
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	310	263
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	355	350
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(1)	145	150
Transcanada Trust 5.600%, 3/7/82	600	569
Western Midstream Operating LP 5.250%, 2/1/50	345	294
		7,883

Financials—4.5%
AerCap Ireland Capital DAC 6.950%, 3/10/55	229	236
Allianz SE 144A 6.350%, 9/6/53(1)	400	417
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.723%, 8/15/53(3)	565	565
Ally Financial, Inc. 5.543%, 1/17/31	155	153
American Express Co. 5.625%, 7/28/34	715	722
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)	360	372
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	745	636
Avolon Holdings Funding Ltd.
144A 4.375%, 5/1/26(1)	230	227
144A 5.750%, 11/15/29(1)	285	289
Banco de Credito del Peru S.A. 144A 3.125%, 7/1/30(1)	271	266
	Par Value	Value

Financials—continued
Banco de Credito e Inversiones S.A. 144A 8.750% (1)(4)	$ 140	$ 146
Banco Mercantil del Norte S.A. 144A 6.625% (1)(4)	140	125
Bank of America Corp.
2.687%, 4/22/32	515	443
5.468%, 1/23/35	350	350
5.425%, 8/15/35	470	457
Bank of New York Mellon Corp. (The) Series G 4.700% (4)	710	703
Barclays plc 7.437%, 11/2/33	355	391
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	115	107
BlackRock Funding, Inc. 5.250%, 3/14/54	390	368
Blackstone Private Credit Fund 2.625%, 12/15/26	313	298
Block, Inc. 144A 6.500%, 5/15/32(1)	235	237
Blue Owl Credit Income Corp. 4.700%, 2/8/27	284	280
Blue Owl Finance LLC 3.125%, 6/10/31	555	487
BNSF Funding Trust I 6.613%, 12/15/55	380	381
BPCE S.A. 144A 7.003%, 10/19/34(1)	535	570
Brookfield Finance, Inc. 6.350%, 1/5/34	490	516
Capital One Financial Corp.
2.359%, 7/29/32	388	313
6.377%, 6/8/34	105	109
Charles Schwab Corp. (The)
6.136%, 8/24/34	340	357
Series H 4.000%(4)	535	462
Citigroup, Inc.
6.270%, 11/17/33	690	724
6.174%, 5/25/34	379	386
Series X 3.875%(4)	285	277
Citizens Financial Group, Inc. 5.718%, 7/23/32	30	30
Corebridge Financial, Inc. 6.375%, 9/15/54	565	561
CRH America Finance, Inc. 5.400%, 5/21/34	470	471
Deutsche Bank AG 5.403%, 9/11/35	355	336
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	770	750
F&G Annuities & Life, Inc. 6.500%, 6/4/29	385	393
Fifth Third Bancorp 4.337%, 4/25/33	355	330
Foundry JV Holdco LLC 144A 6.400%, 1/25/38(1)	285	288
Gallagher (Arthur J.) & Co. 5.550%, 2/15/55	575	552
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	197	218

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
144A 7.950%, 10/15/54(1)	$ 140	$ 146
Goldman Sachs Group, Inc. (The) 5.851%, 4/25/35	885	902
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(1)	450	438
Huntington Bancshares, Inc. 5.709%, 2/2/35	340	339
Icon Investments Six DAC 6.000%, 5/8/34	400	404
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	345	344
JPMorgan Chase & Co.
5.717%, 9/14/33	495	506
1.953%, 2/4/32	915	758
KeyCorp 6.401%, 3/6/35	600	625
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	275	262
MetLife, Inc. Series G 3.850% (4)	350	344
Morgan Stanley
6.342%, 10/18/33	120	127
5.250%, 4/21/34	165	163
5.424%, 7/21/34	115	114
5.948%, 1/19/38	249	249
MSCI, Inc. 144A 3.625%, 9/1/30(1)	792	721
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.761%, 4/30/43(3)	319	320
NatWest Group plc 6.475%, 6/1/34	390	400
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(1)	200	207
Northern Trust Corp. 3.375%, 5/8/32	345	331
Nuveen LLC 144A 5.850%, 4/15/34(1)	290	293
Prudential Financial, Inc.
5.125%, 3/1/52	179	170
6.750%, 3/1/53	285	297
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	415	410
South Bow USA Infrastructure Holdings LLC
144A 5.584%, 10/1/34(1)	125	122
144A 6.176%, 10/1/54(1)	95	92
State Street Corp.
4.821%, 1/26/34	73	71
6.123%, 11/21/34	110	114
Series I 6.700%(4)	240	245
Synchrony Financial 4.875%, 6/13/25	90	90
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	560	538
Toronto-Dominion Bank (The) 8.125%, 10/31/82	440	459
UBS Group AG
144A 9.250%(1)(4)	35	40
144A 4.988%, 8/5/33(1)	550	533
	Par Value	Value

Financials—continued
Wells Fargo & Co.
Series BB 3.900%(4)	$ 795	$ 772
Series U 5.875%(3)(4)	205	205
		28,450

Health Care—0.8%
Amgen, Inc.
5.250%, 3/2/33	264	262
5.650%, 3/2/53	187	180
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	645	530
CVS Health Corp.
5.875%, 6/1/53	543	498
6.750%, 12/10/54	35	34
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	975	861
HCA, Inc.
5.450%, 9/15/34	235	229
5.250%, 6/15/49	415	359
IQVIA, Inc. 6.250%, 2/1/29	440	455
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(1)	125	124
Par Pharmaceutical, Inc. 7.500%, 4/1/27(5)	185	—
Roche Holdings, Inc. 144A 5.218%, 3/8/54(1)	390	373
Royalty Pharma plc
5.400%, 9/2/34	210	204
3.350%, 9/2/51	330	209
Smith & Nephew plc 5.400%, 3/20/34	580	576
Universal Health Services, Inc. 2.650%, 1/15/32	565	462
Viatris, Inc. 144A 2.300%, 6/22/27(1)	1	1
		5,357

Industrials—1.0%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	649	643
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	350	335
Boeing Co. (The) 5.930%, 5/1/60	370	342
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	526	464
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	260	257
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	630	550
DP World Ltd. 144A 6.850%, 7/2/37(1)	105	114
Ferguson Enterprises, Inc. 5.000%, 10/3/34	270	258
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	400	338

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Industrials—continued
Huntington Ingalls Industries, Inc. 5.749%, 1/15/35	$ 460	$ 459
L3Harris Technologies, Inc. 5.350%, 6/1/34	595	593
Regal Rexnord Corp. 6.400%, 4/15/33	709	732
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	729	609
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	271	276
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	25	25
Veralto Corp. 5.450%, 9/18/33	420	421
		6,416

Information Technology—0.4%
AppLovin Corp. 5.500%, 12/1/34	345	343
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	215	220
144A 4.000%, 7/1/29(1)	215	202
Broadcom, Inc. 4.800%, 10/15/34	475	459
Gartner, Inc. 144A 3.750%, 10/1/30(1)	595	543
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	35	35
Oracle Corp.
6.900%, 11/9/52	215	241
5.550%, 2/6/53	247	233
3.850%, 4/1/60	140	96
		2,372

Materials—0.5%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	580	540
Berry Global, Inc. 144A 5.650%, 1/15/34(1)	655	657
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	350	348
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	505	436
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	255	269
Smurfit Kappa Treasury ULC 144A 5.777%, 4/3/54(1)	410	406
Sonoco Products Co. 5.000%, 9/1/34	360	341
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	190	200
		3,197

Real Estate—0.2%
EPR Properties 3.600%, 11/15/31	525	459
Safehold GL Holdings LLC 6.100%, 4/1/34	340	346
	Par Value	Value

Real Estate—continued
VICI Properties LP
5.125%, 5/15/32	$ 115	$ 112
144A 4.125%, 8/15/30(1)	245	228
		1,145

Utilities—1.2%
AES Corp. (The) 7.600%, 1/15/55	280	288
Black Hills Corp. 6.150%, 5/15/34	570	592
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	595	565
CMS Energy Corp. 4.750%, 6/1/50	735	696
Dominion Energy, Inc. 6.625%, 5/15/55	640	651
Electricite de France S.A. 144A 6.900%, 5/23/53(1)	425	456
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	400	445
Entergy Corp. 7.125%, 12/1/54	590	601
Ferrellgas LP 144A 5.875%, 4/1/29(1)	505	462
Lightning Power LLC 144A 7.250%, 8/15/32(1)	20	21
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	320	327
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	65	66
144A 8.375%, 2/15/32(1)	110	111
Northern Natural Gas Co. 144A 5.625%, 2/1/54(1)	395	378
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	433	467
Puget Energy, Inc. 4.224%, 3/15/32	640	585
Southern Co. (The) Series 21-A 3.750%, 9/15/51	719	689
Vistra Corp. 144A 8.000% (1)(4)	255	260
Vistra Operations Co. LLC 144A 5.700%, 12/30/34(1)	50	49
		7,709

Total Corporate Bonds and Notes (Identified Cost $70,587)		69,496

Leveraged Loans—3.0%
Aerospace—0.1%
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 8.367%, 10/20/27(3)	86	88
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.250%) 6.607%, 10/31/31(3)	257	258
Tranche B-2 (1 month Term SOFR + 2.250%) 6.607%, 10/31/31(3)	98	98

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Aerospace—continued
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.207%, 2/1/28(3)	$ 203	$ 188
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 6.829%, 2/28/31(3)	184	185
		817

Chemicals—0.1%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.607%, 2/18/30(3)	257	258
Innophos Holdings, Inc. (1 month Term SOFR + 4.364%) 8.721%, 2/5/27(3)	197	197
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 7.971%, 10/15/28(3)	79	79
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 3.000%) 7.357%, 12/31/29(3)	244	246
		780

Consumer Non-Durables—0.0%
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.584%, 7/8/31(3)	239	225
Energy—0.2%
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.656%, 10/15/31(3)	220	222
Freeport LNG Investments LLP Tranche B 0.000%, 12/21/28(3)(6)	367	369
GIP Pilot Acquisition Partners LP 2024, Tranche B (3 month Term SOFR + 2.500%) 7.090%, 10/4/30(3)	54	54
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 7.512%, 10/5/28(3)	270	271
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.625%, 3/3/31(3)	100	100
		1,016

Financials—0.2%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.357%, 11/6/30(3)	250	250
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.000%) 7.357%, 6/13/31(3)	25	25
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 6.329%, 10/31/31(3)	665	666
HUB International Ltd. 2024 0.000%, 6/20/30(3)(6)	234	236
	Par Value	Value

Financials—continued
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 7.079%, 5/6/31(3)	$ 79	$ 79
		1,256

Food / Tobacco—0.2%
Del Monte Foods, Inc.
(3 month Term SOFR + 4.900%) 9.259%, 8/2/28(3)	213	43
(3 month Term SOFR + 8.150%) 12.616%, 8/2/28(3)	108	107
(3-6 month Term SOFR + 4.400%) 8.759% - 8.866%, 8/2/28(3)	93	56
Froneri International Ltd. Tranche B-4 (1 month Term SOFR + 2.000%) 6.357%, 9/17/31(3)	410	410
John Bean Technologies Corp. Tranche B 0.000%, 10/9/31(3)(6)	170	171
Triton Water Holdings, Inc. First Lien (3 month PRIME + 3.512%) 7.840%, 3/31/28	198	199
		986

Food and Drug—0.0%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 8.107%, 10/25/27(3)	79	80
Forest Prod / Containers—0.1%
Mauser Packaging Solutions Holding Co. (3 month Term SOFR + 3.000%) 7.588%, 4/15/27(3)	260	261
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.721%, 3/3/28(3)	323	323
		584

Gaming / Leisure—0.3%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 6.607%, 2/6/30(3)	99	99
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 6.079%, 11/30/30(3)	282	281
Life Time, Inc. 2024 (1 month Term SOFR + 2.500%) 7.025%, 10/22/31(3)	365	366
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 7.590%, 4/4/29(3)	244	245
SeaWorld Parks & Entertainment, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 6.357%, 12/4/31(3)	205	204
UFC Holdings LLC Tranche B-4 (3 month Term SOFR + 2.250%) 6.770%, 11/21/31(3)	380	381
		1,576

Health Care—0.2%
CHG Healthcare Services, Inc. (3 month Term SOFR + 3.000%) 7.395%, 9/29/28(3)	206	207

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.607%, 10/23/28(3)	$ 381	$ 383
Perrigo Investments LLC 2024, Tranche B (1 month Term SOFR + 2.000%) 6.357%, 4/20/29(3)	146	146
Radnet Management, Inc. 2024 (3 month Term SOFR + 2.250%) 6.771%, 4/18/31(3)	55	55
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.531%, 12/3/31(3)	205	205
		996

Housing—0.1%
Quikrete Holdings, Inc. 2031, Tranche B (1 month Term SOFR + 2.500%) 6.857%, 4/14/31(3)	359	359
Information Technology—0.3%
Applied Systems, Inc. Tranche B-1 (3 month Term SOFR + 3.000%) 7.329%, 2/24/31(3)	225	227
BMC Software 2031, Tranche B, First Lien (3 month Term SOFR + 3.750%) 8.335%, 7/30/31(3)	125	126
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.579%, 7/6/29(3)	217	214
Ellucian Holding, Inc. Tranche B-1 (1 month Term SOFR + 3.000%) 7.357%, 10/9/29(3)	99	100
Go Daddy Operating Co. LLC Tranche B-7 (1 month Term SOFR + 1.750%) 6.107%, 5/30/31(3)	359	358
Icon Parent I (3 month Term SOFR + 3.000%) 7.516%, 11/13/31(3)	60	60
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.357%, 1/31/31(3)	212	212
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000%) 7.329%, 10/3/31(3)	250	251
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.617%, 2/10/31(3)	451	453
		2,001

Manufacturing—0.1%
Barnes Group, Inc. 0.000%, 12/10/31(3)(6)	40	40
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.845%, 11/3/31(3)	260	261
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 6.107%, 6/4/31(3)	195	195
Terex Corp. (1 month Term SOFR + 2.000%) 6.357%, 10/8/31(3)	215	215
		711

	Par Value	Value

Media / Telecom - Broadcasting—0.1%
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.971%, 1/31/29(3)	$ 299	$ 299
Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-5 (1 month Term SOFR + 2.250%) 6.781%, 11/21/31(3)	345	344
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.607%, 9/18/30(3)	382	381
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.897%, 1/18/28(3)	298	291
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 10.097%, 8/2/29(3)	365	358
Eagle Broadband Investments LLC (3 month Term SOFR + 3.012%) 7.340%, 11/12/27(3)	202	202
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.012%, 1/31/28(3)	285	283
		1,859

Media / Telecom - Diversified Media—0.1%
Century DE Buyer LLC Tranche B (1 month Term SOFR + 3.500%) 7.897%, 10/30/30(3)	139	140
Formula One Management Ltd.
0.000%, 9/10/31(3)(6)	80	80
Tranche B-1 (3 month Term SOFR + 2.000%) 6.329%, 9/30/31(3)	160	160
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.758%, 4/11/29(3)	285	255
		635

Media / Telecom - Wireless Communications—0.0%
Cincinnati Bell, Inc. Tranche B-4 (1 month Term SOFR + 2.750%) 7.107%, 11/22/28(3)	263	264
Metals / Minerals—0.0%
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.250%) 7.607%, 8/18/30(3)	54	55
Retail—0.1%
Burlington Coat Factory Warehouse Corp. Tranche B (1 month Term SOFR + 1.750%) 6.107%, 9/19/31(3)	284	285
Harbor Freight Tools USA, Inc. (1-6 month Term SOFR + 2.500%) 6.857% - 7.241%, 6/11/31(3)	259	255
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 7.579%, 10/28/30(3)	119	120

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Retail—continued
PetsMart LLC (1 month Term SOFR + 3.850%) 8.207%, 2/11/28(3)	$ 199	$ 197
		857

Service—0.3%
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.607%, 9/29/31(3)	320	319
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.500%) 7.085%, 4/20/29(3)	267	268
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.607%, 12/17/31(3)	130	130
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 7.079%, 11/23/28(3)	367	368
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 6.524%, 10/13/30(3)	244	245
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 7.107%, 2/10/29(3)	244	245
Titan Acquisition Ltd. (3 month Term SOFR + 4.500%) 8.785%, 2/15/29(3)	188	190
TransUnion Intermediate Holdings, Inc. Tranche B-9 0.000%, 6/24/31(3)(6)	280	279
		2,044

Transportation - Automotive—0.1%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.273%, 10/16/31(3)	259	261
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.857%, 5/6/30(3)	174	175
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 8.597%, 10/28/27(3)	135	113
		549

Utilities—0.1%
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 6.107%, 1/31/31(3)	360	359
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(3)(6)	120	121
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.829%, 10/29/31(3)	65	65
Talen Energy Supply LLC 2024, Tranche B (2 month Term SOFR + 2.500%) 7.023%, 12/12/31(3)	10	10
	Par Value	Value

Utilities—continued
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.803%, 1/27/31(3)	$ 334	$ 334
		889

Total Leveraged Loans (Identified Cost $18,948)		18,838

	Shares
Preferred Stocks—0.1%
Financials—0.1%
MetLife, Inc. Series D, 5.875%	142,000(7)	141
Truist Financial Corp. Series Q, 5.100%	460,000(7)	445
		586

Total Preferred Stocks (Identified Cost $603)		586

Common Stocks—63.8%
Communication Services—10.1%
Auto Trader Group plc	316,187	3,139
Baltic Classifieds Group plc	1,875,640	7,396
CTS Eventim AG & Co. KGaA	16,614	1,405
Dayamitra Telekomunikasi PT	78,600,000	3,149
Infrastrutture Wireless Italiane SpA	224,299	2,281
Meta Platforms, Inc. Class A	29,654	17,363
Netflix, Inc.(8)	10,404	9,273
oOh!media Ltd.	3,354,892	2,450
Rightmove plc	628,139	5,047
Sarana Menara Nusantara Tbk PT	40,536,000	1,649
Trade Desk, Inc. (The) Class A(8)	94,283	11,081
		64,233

Consumer Discretionary—10.1%
Airbnb, Inc. Class A(8)	34,214	4,496
Allegro.eu S.A.(8)	258,234	1,693
Amazon.com, Inc.(8)	90,902	19,943
Home Depot, Inc. (The)	13,033	5,070
Marriott International, Inc. Class A	32,429	9,046
MercadoLibre, Inc.(8)	3,053	5,191
NIKE, Inc. Class B	56,324	4,262
O’Reilly Automotive, Inc.(8)	7,226	8,568
Ross Stores, Inc.	36,502	5,522
Victorian Plumbing Group plc	399,312	464
		64,255

Consumer Staples—0.7%
Anhui Gujing Distillery Co., Ltd. Class B	157,000	2,264
Heineken Malaysia Bhd	447,700	2,415
		4,679

Energy—0.2%
Pason Systems, Inc.	115,769	1,096
Financials—8.9%
AJ Bell plc	799,169	4,527

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Financials—continued
Block, Inc. Class A(8)	49,441	$ 4,202
Caixa Seguridade Participacoes S.A.	1,609,291	3,712
FinecoBank Banca Fineco SpA	325,053	5,653
Moltiply Group SpA	100,251	3,775
Mortgage Advice Bureau Holdings Ltd.	254,544	1,944
Progressive Corp. (The)	37,041	8,876
Qualitas Controladora SAB de C.V.	70,620	591
S&P Global, Inc.	8,989	4,477
Visa, Inc. Class A	59,462	18,792
		56,549

Health Care—5.6%
Danaher Corp.	19,882	4,564
Eli Lilly & Co.	10,273	7,931
Endo, Inc.(8)	1,791	42
Haw Par Corp., Ltd.	666,800	5,444
IDEXX Laboratories, Inc.(8)	4,959	2,050
Intuitive Surgical, Inc.(8)	11,843	6,182
Mettler-Toledo International, Inc.(8)	1,663	2,035
Zoetis, Inc. Class A	44,655	7,276
		35,524

Industrials—8.0%
CAE, Inc.(8)	73,512	1,867
Epiroc AB Class B	175,659	2,737
Equifax, Inc.	17,729	4,518
Fair Isaac Corp.(8)	7,490	14,912
Haitian International Holdings Ltd.	1,219,006	3,312
Howden Joinery Group plc	299,294	2,973
Knorr-Bremse AG	22,189	1,617
MEITEC Group Holdings, Inc.	109,400	2,051
MTU Aero Engines AG	12,293	4,100
NICE Information Service Co., Ltd.	85,241	703
Paycom Software, Inc.	14,282	2,927
S-1 Corp.	50,859	2,048
Uber Technologies, Inc.(8)	118,231	7,132
		50,897

Information Technology—17.3%
Accenture plc Class A	16,585	5,834
Alten S.A.	38,036	3,115
Amphenol Corp. Class A	205,314	14,259
BILL Holdings, Inc.(8)	42,411	3,593
Bouvet ASA	516,501	3,471
Cadence Design Systems, Inc.(8)	24,406	7,333
FDM Group Holdings plc	531,491	2,096
Freee KK(8)	77,000	1,467
Gartner, Inc.(8)	6,653	3,223
Kainos Group plc	115,121	1,166
MongoDB, Inc. Class A(8)	16,012	3,728
NVIDIA Corp.	184,567	24,785
Roper Technologies, Inc.	11,475	5,965
ServiceNow, Inc.(8)	5,486	5,816
SHIFT, Inc.(8)	14,600	1,670
Shopify, Inc. Class A(8)	76,035	8,085
Snowflake, Inc. Class A(8)	24,980	3,857
Sopra Steria Group	19,745	3,497
	Shares	Value

Information Technology—continued
Workday, Inc. Class A(8)	29,471	$ 7,604
		110,564

Materials—1.7%
Corp. Moctezuma SAB de C.V.	878,938	3,155
Ecolab, Inc.	23,089	5,410
Forterra plc	597,420	1,212
Ibstock plc	659,325	1,453
		11,230

Real Estate—1.2%
CoStar Group, Inc.(8)	70,415	5,041
Prologis, Inc.	22,836	2,414
		7,455

Total Common Stocks (Identified Cost $225,111)		406,482

Total Long-Term Investments—98.3% (Identified Cost $459,717)		625,889

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%) (9)(10)	130,614	131
Total Securities Lending Collateral (Identified Cost $131)		131

TOTAL INVESTMENTS—98.3% (Identified Cost $459,848)		$626,020
Other assets and liabilities, net—1.7%		10,882
NET ASSETS—100.0%		$636,902

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
DAC	Designated Activity Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $97,090 or 15.2% of net assets.
(2)	All or a portion of security is on loan.

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
(3)	Variable rate security. Rate disclosed is as of December 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	No contractual maturity date.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	This loan will settle after December 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(7)	Value shown as par value.
(8)	Non-income producing.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	78%
United Kingdom	4
Canada	2
Italy	2
Brazil	2
France	1
Germany	1
Other	10
Total	100%
† % of total investments as of December 31, 2024.

The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$31,462	$—	$31,462	$—
Foreign Government Securities	5,794	—	5,794	—
Mortgage-Backed Securities	67,066	—	67,066	—
Asset-Backed Securities	26,165	—	26,165	—
Corporate Bonds and Notes	69,496	—	69,496	—(1)
Leveraged Loans	18,838	—	18,838	—
Equity Securities:
Preferred Stocks	586	—	586	—
Common Stocks	406,482	406,482	—	—
Securities Lending Collateral	131	131	—	—
Total Investments	$626,020	$406,613	$219,407	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2024.
See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.